Property and equipment, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property and equipment, net [Abstract]
Depreciation expense	$ 18,849	¥ 122,098	¥ 68,035	¥ 44,963